Other Borrowed Funds	6 Months Ended
Jun. 30, 2011
Other Borrowed Funds [Abstract]
OTHER BORROWED FUNDS
OTHER BORROWED FUNDS
The following table details the components of other borrowed funds.

(in millions)	June 30, 2011	December 31, 2010
Advances from Federal Home Loan Banks(a)	$500	$2,250
Other	29,708	32,075
Total other borrowed funds(b)(c)	$30,208	$34,325

(a)
Effective January 1, 2011, $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $11.7 billion and $9.9 billion accounted for at fair value at June 30, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $9.5 billion and $14.8 billion secured by assets totaling $9.6 billion and $15.0 billion at June 30, 2011, and December 31, 2010, respectively.

As of June 30, 2011, and December 31, 2010, JPMorgan Chase had no significant lines of credit for general corporate purposes.